Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2017
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001414040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 03, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 03, 2018
Prospectus Date	rr_ProspectusDate	Mar. 31, 2018
Workplace Equality Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	alps_ProspectusSupplementTextBlock

ALPS ETF TRUST

Workplace equality portfolio (NYSE ARCA: EQLT)

(THE “FUND”)

SUPPLEMENT DATED MAY 3, 2018

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

DATED MARCH 31, 2018

Effective April 30, 2018, Denver Investment Advisors, LLC, index provider for the Workplace Equality IndexTM, the Fund’s underlying index, was acquired by Segall Bryant & Hamill, LLC (“SBH”). Therefore, the disclosures contained in the Summary Prospectus and Prospectus are modified as follows:

All references to the Workplace Equality IndexTM in the Summary Prospectus and Prospectus are hereby deleted and replaced with the Workplace Equality Index®.

The fourth sentence of the “Principal Investment Strategies” section of the Fund’s Prospectus and Summary Prospectus is hereby deleted and replaced with the following:

The Underlying Index is compiled by Segall Bryant & Hamill, LLC (“SBH” or the “Index Provider”).

* * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.